MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

March 4, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Liquidity Funds
File Nos. 333-104972; 811-21339

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Liquidity Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2020, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2020, accession number 0001133228-20-000817.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai